Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Basic weighted average number of shares outstanding	452,814,000	451,570,000
Diluted weighted average number of shares outstanding	453,463,000	452,344,000
Share purchase options [member]
Earnings per share [line items]
Effect of dilutive securities	318,000	425,000
Restricted stock units [member]
Earnings per share [line items]
Effect of dilutive securities	331,000	349,000